Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They are Marketed (Detail) (Natural Disasters and Other Casualty Events)	1 Months Ended
	Jan. 23, 2012 CruiseShip Passenger
Product Information [Line Items]
Passenger Capacity	195,872	[1]
Number of Cruise Ships	99
North America Carnival Cruise Lines
Product Information [Line Items]
Passenger Capacity	58,274	[1]
Number of Cruise Ships	23
Primary Markets	North America
North America Princess
Product Information [Line Items]
Passenger Capacity	36,900	[1]
Number of Cruise Ships	16
Primary Markets	North America
North America Holland America Line
Product Information [Line Items]
Passenger Capacity	23,492	[1]
Number of Cruise Ships	15
Primary Markets	North America
North America Seabourn
Product Information [Line Items]
Passenger Capacity	1,974	[1]
Number of Cruise Ships	6
Primary Markets	North America
North America Cruise Brands
Product Information [Line Items]
Passenger Capacity	120,640	[1]
Number of Cruise Ships	60
Europe, Australia & Asia ("EAA") Costa
Product Information [Line Items]
Passenger Capacity	29,286	[1],[2]
Number of Cruise Ships	14	[2]
Primary Markets	Italy, France and Germany	[2]
Europe, Australia & Asia ("EAA") P&O Cruises (UK)
Product Information [Line Items]
Passenger Capacity	14,610	[1]
Number of Cruise Ships	7
Primary Markets	United Kingdom ("UK")
Europe, Australia & Asia ("EAA") AIDA
Product Information [Line Items]
Passenger Capacity	14,248	[1]
Number of Cruise Ships	8
Primary Markets	Germany
Europe, Australia & Asia ("EAA") Cunard
Product Information [Line Items]
Passenger Capacity	6,670	[1]
Number of Cruise Ships	3
Primary Markets	UK and North America
Europe, Australia & Asia ("EAA") P&O Cruises (Australia)
Product Information [Line Items]
Passenger Capacity	6,242	[1],[3]
Number of Cruise Ships	4	[3]
Primary Markets	Australia	[3]
Europe, Australia & Asia ("EAA") Ibero Cruises ("Ibero")
Product Information [Line Items]
Passenger Capacity	4,176	[1]
Number of Cruise Ships	3
Primary Markets	Spain and South America
EAA Cruise Brands
Product Information [Line Items]
Passenger Capacity	75,232	[1]
Number of Cruise Ships	39

[1]	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.
[2]	Does not include the 2,978-passenger capacity Costa Concordia (See Note 15).
[3]	Includes the 1,460-passenger capacity Pacific Sun, which was sold in December 2011 to an unrelated entity and is being operated under a bareboat charter agreement until July 2012.